Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock based compensation
Stock-based compensation
Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Stock option awards	$15,802	$12,973	$20,884
Restricted stock unit awards	17,968	15,535	19,025
Deferred compensation bonus and matching stock unit awards	690	550	749
Awards under Non-Employee Director compensation plan	1,333	1,280	1,213
Total stock-based compensation, before income taxes	35,793	30,338	41,871
Income tax benefit	(13,519)	(11,459)	(15,848)
Total stock-based compensation expense, net of income taxes	$22,274	$18,879	$26,023

Stock-based compensation, allocation by financial statement line item
December 31,	2014	2013	2012
(Dollars in thousands)
Selling, general and administrative expense	$32,505	$27,130	$38,563
Cost of services and products	3,288	3,208	3,308
Total stock-based compensation	$35,793	$30,338	$41,871

Stock-based compensation, fair value assumptions
TDS estimated the fair value of stock options granted in 2014, 2013 and 2012 using the Black Scholes valuation model and the assumptions shown in the table below:

	2014	2013	2012
Expected life	5.8 Years	5.7 Years	5.5 Years
Expected annual volatility rate	39.6%	41.0%	41.1%
Dividend yield	2.0%	2.3%	2.4%
Risk-free interest rate	1.8%	1.0%	0.9%
Estimated annual forfeiture rate	2.9%	2.9%	2.9%

U.S. Cellular estimated the fair value of stock options granted during 2014, 2013, and 2012 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2014	2013	2012
Expected life	4.5 years	4.6-9.0 years	4.5 years
Expected annual volatility rate	28.0%-28.1%	29.2%-39.6%	40.7%-42.6%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.4%-1.5%	0.7%-2.4%	0.5%-0.9
Estimated annual forfeiture rate	9.4%	0.0%-8.1%	0.0%-9.1%

Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2011	7,216,000	$33.89
(4,865,000 exercisable)		36.67
Granted	1,702,000	20.79	$6.28
Exercised	(1,000)	20.65		$4,000
Forfeited	(106,000)	23.81
Expired	(298,000)	30.12
Outstanding at December 31, 2012	8,513,000	$31.53
(5,782,000 exercisable)		35.12
Granted	1,259,000	22.60	$7.01
Exercised	(683,000)	25.33		$2,450,000
Forfeited	(81,000)	23.75
Expired	(228,000)	34.10
Outstanding at December 31, 2013	8,780,000	$30.74
(6,160,000 exercisable)		34.13
Granted	930,000	26.83	$8.66
Exercised	(40,000)	21.28		$174,000
Forfeited	(73,000)	23.05
Expired	(457,000)	34.55
Outstanding at December 31, 2014	9,140,000	$30.25		$9,651,000	5.6
(6,487,000 exercisable)		$32.93		$4,143,000	4.5

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Common Share Options	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2011	2,834,000	$43.07
(1,533,000 exercisable)		46.23
Granted	677,000	34.91	$12.61
Exercised	(47,000)	29.82		$205,000
Forfeited	(117,000)	38.45
Expired	(133,000)	46.17
Outstanding at December 31, 2012	3,214,000	$41.58
(1,928,000 exercisable)		43.99
Granted	1,213,000	32.45	$11.53
Exercised	(892,000)	34.78		$6,787,000
Forfeited	(574,000)	34.17
Expired	(247,000)	48.35
Outstanding at December 31, 2013	2,714,000	$42.22
(1,359,000 exercisable)		46.91
Granted	1,116,000	41.21	$10.68
Exercised	(233,000)	32.80		$1,966,000
Forfeited	(144,000)	35.09
Expired	(65,000)	45.68
Outstanding at December 31, 2014	3,388,000	$41.51		$7,495,000	6.70
(1,586,000 exercisable)		$45.28		$2,984,000	4.40

Summary of nonvested restricted stock units
A summary of TDS nonvested restricted stock units and changes during the year ended December 31, 2014 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	663,000	$20.43
Granted	355,000	$25.26
Vested	(300,000)	$19.68
Forfeited	(26,000)	$21.31
Nonvested at December 31, 2014	692,000	$23.20

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2014 and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	1,170,000	$36.46
Granted	370,000	41.24
Vested	(274,000)	41.92
Forfeited	(124,000)	34.38
Nonvested at December 31, 2014	1,142,000	$35.60